Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 211,839	$ 141,159
Cash and cash equivalents of Launch Equity	19,156	10,180
Accounts receivable	64,110	46,022
Accounts receivable of Launch Equity	7,428	10,595
Investment securities	7,804	15,241
Investment securities of Launch Equity	63,364	46,237
Prepaid expenses	4,785	3,890
Property and equipment, net	8,760	8,807
Restricted cash	1,185	1,185
Deferred tax assets	187,907	0
Other	5,060	4,244
Total assets	581,398	287,560
LIABILITIES, REDEEMABLE PREFERRED UNITS AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable, accrued expenses and other liabilities	18,828	17,373
Accrued incentive compensation	3,580	7,254
Deferred lease obligations	3,515	3,636
Borrowings	200,000	290,000
Class B liability awards	0	225,249
Class B redemptions payable	23,026	29,257
Amounts payable under tax receivable agreements	160,663	0
Payables of Launch Equity	7,485	10,726
Securities sold, not yet purchased of Launch Equity	31,990	19,586
Total liabilities	449,087	603,081
Commitments and contingencies
Redeemable preferred units	0	357,194
Additional paid-in capital	6,388	0
Retained earnings	1,401	0
Accumulated other comprehensive income (loss)	378	0
Total stockholders' equity	43,779	0
Noncontrolling interest-Artisan Partners Holdings	38,060	(709,414)
Noncontrolling interest-Launch Equity	50,472	36,699
Total equity (deficit)	132,311	(672,715)
Total liabilities, redeemable preferred units and equity (deficit)	581,398	287,560
Class A Common Stock
LIABILITIES, REDEEMABLE PREFERRED UNITS AND STOCKHOLDERS' EQUITY (DEFICIT)
Common stock	198	0
Class B Common Stock
LIABILITIES, REDEEMABLE PREFERRED UNITS AND STOCKHOLDERS' EQUITY (DEFICIT)
Common stock	253	0
Class C Common Stock
LIABILITIES, REDEEMABLE PREFERRED UNITS AND STOCKHOLDERS' EQUITY (DEFICIT)
Common stock	252	0
Convertible preferred stock
LIABILITIES, REDEEMABLE PREFERRED UNITS AND STOCKHOLDERS' EQUITY (DEFICIT)
Convertible preferred stock ($0.01 par value per share, 15,000,000 shares authorized and 1,198,128 outstanding at December 31, 2013)	$ 34,909	$ 0